Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		239 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,423,106)	$ (37,075,473)	$ (39,238,740)	$ (20,862,200)	$ (172,263,028)
Adjustments to reconcile net loss to net cash used in operating activities:
Common shares issued for license agreements					1,400,000
Warrants issued for legal settlement					(268,187)
Depreciation expense	2,414	2,879	3,393	1,412	28,157
Amortization of debt discounts		45,421	45,421	3,653,530	12,175,705
New warrants issued to substitute old warrants				57,173	57,173
Stock-based compensation		26,064,190	26,064,190	9,950,226	60,422,377
Interest expense from convertible debt converted to preferred shares		57,915
Interest expense from convertible debt converted to warrants					133,063
Interest expense from additional common shares issued		4,015,040	4,015,040	2,410,506	4,015,040
Loss on extinguishment of debt		1,811,800	1,811,800	2,410,506	44,836,858
Interest expense from related party interest converted to common shares			57,915		57,915
Return of equity investment		(222,500)	(222,500)		(222,500)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	5,021	12,784	12,784	(12,732)	(13,645)
Accounts payable and accrued expenses	1,625,992	(1,946,512)	(1,330,941)	(409,757)	1,853,307
Net cash used in operating activities	(2,789,679)	(7,234,456)	(8,781,638)	(5,211,842)	(47,787,765)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of fixed assets	(10,064)		(6,182)	(2,118)	(35,590)
Common shares issued in reverse merger, net		5,049	5,149		5,149
Net cash used in investing activities	(10,064)	5,049	(1,033)	(2,118)	(30,441)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants		176,819	176,819	1,515,529	2,888,998
Proceeds from sale of common shares and warrants	1,853,750	1,050,000	532,500	428,500	21,445,512
Proceeds from sale of common shares- related party			1,050,000	100,000	1,150,000
Advances received from related party	443,000
Advances repaid to related party	(233,000)
Borrowings on related party debt	150,000	240,000	240,000	2,130,000	4,445,000
Borrowings on convertible debt - related party		6,800,000	6,800,000		7,592,500
Borrowings on debt	500,000			2,300,000	17,037,500
Borrowing on convertible debt		2,124,500	2,124,500		2,124,500
Principal repayments on debt		(1,725,000)	(1,725,000)	(300,000)	(7,475,000)
Principal repayments on related party debt	(60,000)	(640,000)	(563,800)	(630,000)	(1,193,800)
Net cash provided by financing activities	2,653,750	8,026,319	8,635,019	5,544,029	48,015,210
NET DECREASE IN CASH	(145,993)	796,912	(147,652)	330,069	197,004
Cash, beginning of the period	197,004	344,656	344,656	14,587
Cash, end of the period	51,011	1,141,568	197,004	344,656	197,004
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest		714,036	753,558	535,261	2,601,625
Cash paid for income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES
Common shares repurchased with debt					60,000
Beneficial conversion feature on converted debt					169,486
Warrants and common shares issued with debt				771,377	7,244,532
Common shares issued with related party debt				2,206,278	2,206,278
Warrants and common shares issued for debt		230,000	230,000	250,000	9,766,953
Common share issued for forgiveness of related party debt		105,000	105,000	4,000,000	4,105,000
Warrants issued for legal settlement					114,249
Short term debt converted into convertible short term debt
Common shares issued for conversion of convertible debt upon merger		11,433,200	11,433,200		11,433,200
Class A warrants and common shares issued for debt
Series A convertible preferred shares issued for debt
Series B common shares converted into Series A common shares